Commitments and Contingencies - Underwriting Agreement (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments And Contingencies [Line Items]
Payments for office space and administrative support services	5.50%
Underwriting commission paid	$ 19,800,000
Underwriting commission paid per unit | $ / shares	$ 0.175
Class A Restricted
Commitments And Contingencies [Line Items]
Underwriting commission paid	$ 6,300,000